Goodwill and other intangible assets	12 Months Ended
Mar. 31, 2011
Goodwill and other intangible assets

5. Goodwill and other intangible assets

Intangible assets subject to amortization are summarized as follows:

	Yen in millions				U.S dollars in thousands
	March 31				March 31, 2011
	2010		2011
	Gross carrying amounts	Accumulated amortization	Gross carrying amounts	Accumulated amortization	Gross carrying amounts	Accumulated amortization
Patent rights	¥707	¥302	¥934	¥422	$11,233	$5,075
Proprietary technology	1,931	617	1,785	744	21,467	8,948
Customer relationships	6,325	1,677	16,670	2,336	200,481	28,094
Software	6,694	3,213	8,556	3,830	102,898	46,061
Other	1,854	710	2,787	954	33,518	11,473

Total	¥17,511	¥6,519	¥30,732	¥8,286	$369,597	$99,651

The weighted average amortization period for patent rights, proprietary technology, customer relationships and software are 7 years, 10 years, 18 years and 5 years, respectively.

Total amortization of intangible assets for the years ended March 31, 2009, 2010 and 2011 amounted to ¥1,784 million, ¥1,863 million and ¥2,605 million ($31,329 thousand), respectively.

Total indefinite lived intangible assets amounted to ¥144 million and ¥1,846 million ($22,201 thousand) as of March 31, 2010 and 2011, respectively.

The estimated aggregate amortization expense for intangible assets for the next five years is as follows:

Years ending March 31,	Yen in millions	U.S dollars in thousands
2012	¥2,777	$33,397
2013	2,632	31,654
2014	2,337	28,106
2015	1,933	23,247
2016	¥1,769	$21,275

NIDEC has completed the annual impairment test for existing goodwill as required by ASC 350 as of January 1, 2011. For the years ended March 31, 2009, 2010 and 2011, NIDEC has determined that the fair value of each reporting unit which includes goodwill has been in excess of its carrying amount. Accordingly, for the years ended March 31, 2009, 2010 and 2011, no goodwill impairment loss has been recorded except for losses due to the discontinued operations described below.

Due to the discontinued OPU business, an impairment loss of ¥357 million of goodwill in “Nidec Sankyo” segment for the year ended March 31, 2009 and due to discontinued SME business, an impairment loss of ¥230 million of goodwill in “Nidec Tosok” segment for the year ended March 31, 2010 was recorded as “loss on discontinued operations” in the consolidated statement of income in accordance with ASC 205-20 “Presentation of Financial Statements-Discontinued Operations”.

The carrying amounts of goodwill by operating reportable segment as of March 31, 2010 and 2011 are as follows. Reportable segment information is described in Note 25 (2).

	Yen in millions		U.S dollars in thousands
	March 31,		March 31, 2011
	2010	2011
Nidec Electronics (Thailand)	¥72	¥69	$830
Nidec Sankyo	27,459	27,459	330,235
Nidec Copal	17,148	17,148	206,230
Nidec Tosok	1,107	1,107	13,313
Nidec Copal Electronics	6,561	6,561	78,906
Nidec Techno Motor	3,147	2,628	31,606
Nidec Motor	—	11,404	137,150
Nidec Motors & Actuators	5,285	4,886	58,761
All Others	11,452	10,845	130,425

	¥72,231	¥82,107	$987,456

From the second quarter of the year ended March 31, 2011, NIDEC changed its segment reporting because the number of its subsidiaries has been increased due to recent acquisitions such as the acquisition of Emerson Electric Co.’s motors and controls business on September 30, 2010. The Company’s acquired subsidiaries have been grouped into each of those segments for internal management reporting to the chief operating decision maker and for external reporting. All prior period segment information has been reclassified in accordance with the current period presentation.

The changes in the carrying amount of goodwill for the year ended March 31, 2010 and 2011 are as follows:

	Yen in millions
	Balance as of April 1, 2009	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2010
Goodwill:
Nidec Electronics (Thailand)	¥—	¥69	¥—	¥3	¥72
Nidec Sankyo	27,816	—	—	—	27,816
Nidec Copal	17,099	49	—	—	17,148
Nidec Tosok	1,337	—	—	—	1,337
Nidec Copal Electronics	6,561	—	—	—	6,561
Nidec Techno Motor	2,059	1,115	—	(27)	3,147
Nidec Motor	—	—	—	—	—
Nidec Motors & Actuators	5,741	—	—	(456)	5,285
All Others	10,804	982	—	(334)	11,452

	71,417	2,215	—	(814)	72,818

Accumulated impairment losses:
Nidec Sankyo	(357)	—	—	—	(357)
Nidec Tosok	—	—	(230)	—	(230)

	(357)	—	(230)	—	(587)

	¥71,060	¥2,215	¥(230)	¥(814)	¥72,231

	Yen in millions
	Balance as of April 1, 2010	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2011
Goodwill:
Nidec Electronics (Thailand)	¥72	¥—	¥—	¥(3)	¥69
Nidec Sankyo	27,816	—	—	—	27,816
Nidec Copal	17,148	—	—	—	17,148
Nidec Tosok	1,337	—	—	—	1,337
Nidec Copal Electronics	6,561	—	—	—	6,561
Nidec Techno Motor	3,147	—	—	(519)	2,628
Nidec Motor	—	11,511	—	(107)	11,404
Nidec Motors & Actuators	5,285	—	—	(399)	4,886
All Others	11,452	—	—	(607)	10,845

	72,818	11,511	—	(1,635)	82,694

Accumulated impairment losses:
Nidec Sankyo	(357)	—	—	—	(357)
Nidec Tosok	(230)	—	—	—	(230)

	(587)	—	—	—	(587)

	¥72,231	¥11,511	¥—	¥(1,635)	¥82,107

	U.S dollars in thousands
	Balance as of April 1, 2010	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2011
	$868,683	$138,437	$—	$(19,664)	$987,456